Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounts Receivable, Net [Abstract]
Disclosure of trade and other receivables [text block]
(9)	Accounts receivable, net

As of December 31, 2018, 2017 and 2016, accounts receivable are as follows:

	December 31,
	2018	2017	2016
Trade receivables	$2,523,950	2,673,705	2,482,077
Allowance for doubtful accounts	(79,937)	(96,900)	(97,400)
Other receivables	-	22,403	140,265
Income tax receivable	114,935	57,186	115,428
Recoverable value-added tax and other recoverable taxes	927,406	970,484	988,774
	$3,486,354	3,626,878	3,629,144

Past-due but not impaired portfolio

Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2018	2017	2016
Past due 0 to 60 days	144,604	200,413	164,458
Past due by more than 60 days	17,250	6,190	3,395
	$161,854	206,603	167,853

The Company believes that non-impaired amounts that are past-due by more than 60 days can still be collected, based on the historical behavior of payments and analysis of credit ratings of customers.

Reconciliation of movements in allowance for doubtful accounts

	2018	2017	2016
Balance as of January 1	$(96,900)	(97,400)	(81,641)
Increase in allowance	(7,862)	(14,800)	(18,405)
Amounts written off	24,826	15,287	2,818
Currency translation effect	(1)	13	(172)
Balance as of December 31,	$(79,937)	(96,900)	(97,400)

As of December 31, 2018, 2017 and 2016 the Company has receivables in legal proceedings (receivables for which legal counsel is seeking recoverability) of $142,388, $141,636 and $130,290, respectively.

To determine the recoverability of an account receivable, the Company considers any change in the credit quality of the account receivable from the date of authorization of the credit line to the end of the reference period. In addition, the Company estimates that the credit risk concentration is limited as the customer base is very large and there are no related party receivables or receivables from entities under common control.

Expected credit losses

Beginning in 2018, the Company recognizes expected credit losses for life for trade accounts receivable, which are estimated using a provision matrix based on the Company's historical experience of credit losses, adjusted for factors that are specific each of the Company’s customer and debtor groups, general economic conditions and an assessment of both the current and forecast conditions at the reporting date, including the time value of money when appropriate. During 2017 and 2016, the estimated credit losses were based on the incurred loss model.

The expected credit losses for 2018 in trade accounts receivable under IFRS 9 were estimated at $45,823, considering the balances of the portfolio and the different customer groups of the Company.

As part of the implementation analysis and once planned activities were executed, the Company decided to maintain its previously recorded estimated reserve for doubtful accounts for its subsidiaries, although such amounts were higher than the expected credit losses in 2018.